Selected Quarterly Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Selected Quarterly Financial Data [Line Items]
Sales	$ 1,313	$ 1,282		$ 1,411		$ 1,375		$ 1,250		$ 1,263		$ 1,274		$ 1,258		$ 1,151		$ 5,318	[1]	$ 4,946	[1]	$ 4,658	[1]
Gross profit		207	[2],[3]	321	[3]	313	[3]	284	[3]	251	[2],[4]	266	[4]	244	[4]	199	[4]	1,125	[2],[3]	960	[2],[4]
Net income (loss) attributable to the company	$ 49	$ (25)	[2],[3]	$ 117	[3]	$ 89	[3]	$ 65	[3]	$ 47	[2],[4]	$ (15)	[4]	$ 50	[4]	$ 24	[4]	$ 246	[2],[3]	$ 106	[4]	$ 225
Net income (loss) attributable to the company per diluted share	$ 0.28	$ (0.14)	[2],[3]	$ 0.67	[3]	$ 0.51	[3]	$ 0.38	[3]	$ 0.28	[2],[4]	$ (0.09)	[4]	$ 0.29	[4]	$ 0.14	[4]	$ 1.42		$ 0.62		$ 1.30

[1]	Net sales are attributed to countries based on location of the seller.
[2]	Fourth quarter and full-year 2011 results, as previously reported in the company's earnings release dated January 25, 2012, were subsequently adjusted to include non-cash expenses of $15 million before taxes ($10 million after taxes or $0.05 per share) primarily pursuant to the recognition of a projected benefit obligation related to a post-retirement benefit plan. Included is this adjustment to full-year 2011 earnings are amounts attributable to annual periods prior to 2011 of $12 million before taxes ($8 million after taxes or $0.04 per share). Included is this adjustment to fourth quarter 2011 earnings are amounts attributable to periods prior to the fourth quarter of 2011 of $14 million before taxes ($10 million after taxes or $0.05 per share). The impact to full-year 2011 gross profit was $12 million ($10 million attributable to periods prior to 2011). The impact to fourth quarter 2011 gross profit was $12 million ($11 million attributable to periods prior to the fourth quarter of 2011). The adjustments attributable to periods prior to the fourth quarter of 2011 were deemed immaterial to the current period and to any individual period prior to the fourth quarter of 2011.
[3]	First quarter 2011 results include after-tax restructuring charges of $4 million, or $0.03 per share, and an after-tax loss from discontinued operations of $5 million, or $0.02 per share. Second quarter 2011 results include after-tax restructuring charges of $5 million, or $0.03 per share and after-tax income from discontinued operations of $20 million or $0.11 per share. Third quarter 2011 results include after-tax restructuring charges of $4 million, or $0.02 per share and after-tax income of from discontinued operations of $32 million or $0.18 per share. Fourth quarter 2011 results include after-tax restructuring charges of $6 million, or $0.04 per share, and after-tax loss from discontinued operations of $18 million, or $0.10 per share.
[4]	First quarter 2010 results include an income tax benefit of $10 million, or $0.06 per share, related to favorable domestic tax audit settlements, after-tax restructuring charges of $3 million, or $0.02 per share, and an after-tax loss from discontinued operations of $5 million, or $0.03 per share. Second quarter 2010 results include after-tax restructuring charges of $9 million, or $0.05 per share, and after-tax income from discontinued operations of $8 million, or $0.05 per share. Third quarter 2010 results include an income tax benefit from cellulosic biofuel producer credits of $15 million, or $0.09 per share, after-tax restructuring charges of $10 million, or $0.06 per share, an after-tax charge of $4 million, or $0.02 per share, from early extinguishment of debt, and an after-tax loss from discontinued operations of $93 million, or $0.54 per share. Fourth quarter 2010 results include after-tax restructuring charges of $12 million, or $0.07 per share, an after-tax gain of $5 million, or $0.03 per share, related to a pension curtailment, an income tax benefit from cellulosic biofuel producer credits of $5 million, or $0.03 per share, and after-tax income from discontinued operations of $10 million, or $0.06 per share.